FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	6 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	12/31/2019	06/30/2019	12/31/2019	06/30/2019
Cash and cash equivalents	5,080,613	3,450,873	5,488,245	—
Other financial assets	4,703,869	4,703,688	649,199	356,233
Trade receivables	77,760,561	59,236,377	—	—
Other receivables (*)	2,286,405	1,566,732	—	—
Total	89,831,448	68,957,670	6,137,444	356,233

(*)Advances expenses and tax balances are not included.

Schedule financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	12/31/2019	06/30/2019	12/31/2019	06/30/2019
Trade Payables and other payables	55,808,808	41,031,148	—	—
Borrowings	111,165,575	103,556,730	—	—
Employee benefits and social security	4,863,156	5,357,218	—	—
Financed payment - Acquisition of business	—	2,826,611	—	—
Warrants	—	—	1,302,524	2,861,511
Total	171,837,539	152,771,707	1,302,524	2,861,511

Schedule of fair value by hierarchy

Measurement at fair value at 12/31/2019	Level 1	Level 2	Level 3

Financial assets at fair value
Other financial assets	649,199	—	—
US Treasury bills	5,488,245	—	—

Financial liabilities valued at fair value
Private warrants	—	—	1,302,524

Measurement at fair value at 06/30/2019	Level 1	Level 2	Level 3

Financial assets at fair value
Other financial assets	356,233	—	—

Financial liabilities valued at fair value
Private warrants	—	—	2,861,511